Document and Entity Information	May 09, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Eve Holding, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) to amend the Company’s Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission (the “SEC”) on May 13, 2022 (the “Original Form 8-K”) to restate (i) the Audited Combined Financial Statements of the Urban Air Mobility Business of Embraer S.A as of December 31, 2021 and 2020 and for each of three years in the period ended December 31, 2021, (ii) the Unaudited Condensed Consolidated Financial Statements of EVE UAM, LLC as of March 31, 2022, and for the three months ended March 31, 2022 and 2021, (iii) the unaudited pro forma condensed consolidated financial information and (iv) management’s discussion and analysis of financial condition and results of operations filed therewith. Please see Item 4.02 of the Company’s Current Report on Form 8-K/A filed with the SEC on November 14, 2022 for additional information regarding the restatements. Except as set forth in this Amendment No. 1, the Original Form 8-K is unchanged.
Document Period End Date	May 09, 2022
Entity Registrant Name	EVE HOLDING, INC.
Entity Central Index Key	0001823652
Entity File Number	001-39704
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2549808
Entity Address, Address Line One	1400 General Aviation Drive
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32935
City Area Code	(321)
Local Phone Number	751-5050
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	EVEX
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock
Trading Symbol	EVEXW
Security Exchange Name	NYSE